Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 1.5%
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	676,206
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	954,260
12/01/2038	4.000%	300,000	327,843
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2038	5.000%	1,000,000	1,199,967
Total			3,158,276
Charter Schools 1.2%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	219,413
International Leadership Charter School
Series 2013
07/01/2023	5.000%	765,000	784,138
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	454,870
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	1,029,878
Total			2,488,299
Health Services 1.9%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,804,978
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 7.2%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Sciences
Series 2014
12/01/2031	5.000%	500,000	540,221
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	244,607
06/01/2030	5.000%	300,000	326,142
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	463,201
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	197,132
07/01/2034	5.000%	200,000	238,770
07/01/2035	5.000%	200,000	238,517
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	253,703
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	585,347
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,117,153
Series 2018
07/01/2031	5.000%	170,000	203,569
07/01/2032	5.000%	210,000	251,267
07/01/2033	5.000%	205,000	245,197
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,229,294
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	781,888
Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	916,994
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,610,424
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	205,751
07/01/2030	5.000%	150,000	175,807
Revenue Bonds
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,481,478
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2038	5.000%	200,000	243,011
09/01/2039	5.000%	200,000	242,440
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	681,106
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	307,313
Total			14,780,332
Hospital 12.1%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	434,790
07/01/2028	5.000%	360,000	390,155
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,162,179
12/01/2025	5.000%	1,115,000	1,193,680
12/01/2027	5.000%	1,225,000	1,310,054
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019B
07/01/2033	5.000%	1,250,000	1,501,069
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	500,686
07/01/2026	5.000%	350,000	389,299
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,420,659
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,137,866
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,351,887
07/01/2033	5.000%	675,000	729,183
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2035	5.000%	300,000	343,767
07/01/2036	5.000%	1,000,000	1,144,862
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,116,054
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	334,596
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,327,554
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,088,478
07/01/2031	5.000%	1,000,000	1,087,978
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2035	5.000%	2,000,000	2,452,212
07/01/2036	5.000%	1,000,000	1,224,215
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,159,240
Total			24,800,463

2	Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 17.8%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,218,048
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,808,653
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,640,755
Series 2019E
08/01/2025	5.000%	1,000,000	1,124,457
Series 2020A-1
08/01/2033	5.000%	1,000,000	1,246,227
Series 2020D
08/01/2031	5.000%	2,000,000	2,504,601
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,276,741
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	430,143
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,080,039
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,065,975
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,470,327
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,507,441
County of Monroe(a)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,568,911
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,303,556
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,569,499
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	897,389
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	548,896
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,268,124
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,309,464
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,237,643
Syracuse Industrial Development Agency
Revenue Bonds
Syracuse City School District Project
Series 2020A
05/01/2029	5.000%	1,000,000	1,208,805
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	1,965,144
Limited General Obligation Refunding Bonds
Series 2020 (BAM)
11/01/2027	4.000%	250,000	282,870
Total			36,533,708
Multi-Family 1.6%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	864,816
10/01/2029	5.000%	1,290,000	1,522,869
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	484,493
05/01/2031	5.000%	400,000	459,696
Total			3,331,874

Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 6.7%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,187,951
Series 2016B
09/01/2025	5.000%	2,500,000	2,835,384
09/01/2027	5.000%	1,000,000	1,162,484
09/01/2030	5.000%	2,750,000	3,169,044
Series 2020A
09/01/2033	5.000%	500,000	630,073
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	859,315
General
Series 2017
09/01/2035	5.000%	1,200,000	1,420,482
Series 2012B
09/01/2026	5.000%	1,510,000	1,546,901
Total			13,811,634
Nursing Home 0.7%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2030	4.000%	1,325,000	1,370,280
Other Bond Issue 1.0%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	113,343
Series 2015
07/01/2029	5.000%	545,000	604,424
07/01/2031	5.000%	715,000	792,589
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	567,977
Total			2,078,333
Other Industrial Development Bond 1.2%
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	2,500,000	2,496,630
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Revenue 0.2%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	336,749
Pool / Bond Bank 1.3%
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015
07/01/2029	5.000%	420,000	468,163
Revenue Bonds
School District Financing Program
Series 2012B
10/01/2026	5.000%	1,500,000	1,543,642
New York State Environmental Facilities Corp.
Refunding Revenue Bonds
Subordinated Series 2019B
06/15/2029	5.000%	500,000	621,032
Total			2,632,837
Ports 6.6%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,191,699
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,567,631
Series 2018-209
07/15/2034	5.000%	2,500,000	3,019,425
Series 2018-211
09/01/2036	5.000%	1,000,000	1,208,543
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2015-188
05/01/2023	5.000%	1,055,000	1,107,071
Series 2018-207
09/15/2024	5.000%	1,985,000	2,175,118
Revenue Bonds
Consolidated
Series 2019
09/01/2033	5.000%	1,000,000	1,204,952
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	1,115,260
Total			13,589,699

4	Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 1.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	519,646
07/01/2027	5.000%	600,000	654,137
Series 2015
06/01/2026	5.000%	225,000	250,392
06/01/2028	5.000%	250,000	276,938
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	495,632
01/01/2035	5.000%	590,000	649,117
Total			2,845,862
Refunded / Escrowed 5.3%
Build NYC Resource Corp.
Prerefunded 07/01/24 Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	163,760
07/01/2029	5.000%	175,000	191,053
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	484,145
Dutchess County Local Development Corp.
Prerefunded 07/01/24 Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	327,520
Metropolitan Transportation Authority
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,322,327
New York State Dormitory Authority
Prerefunded 07/01/22 Revenue Bonds
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	509,247
Prerefunded 07/01/24 Revenue Bonds
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,183,464
Prerefunded 07/01/25 Revenue Bonds
New School
Series 2015
07/01/2029	5.000%	30,000	33,752
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority(c)
Revenue Bonds
Capital Appreciation - Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,594,261
Total			10,809,529
Retirement Communities 2.7%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	867,946
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	612,200
11/15/2030	5.000%	650,000	720,994
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,140,682
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,086,139
07/01/2034	5.000%	1,000,000	1,079,190
Total			5,507,151
Single Family 0.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	110,000	112,335
Special Non Property Tax 11.9%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,412,414
Future Tax Secured
Subordinated Series 2020
11/01/2035	4.000%	500,000	576,376
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,207,770

Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Future Tax Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	573,818
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,400,107
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	4,280,283
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,654,411
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,166,345
Series 2019A-2
03/15/2035	5.000%	2,000,000	2,444,886
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020C
03/15/2037	4.000%	1,000,000	1,137,243
03/15/2039	4.000%	1,130,000	1,277,910
Revenue Bonds
Series 2020A
03/15/2037	5.000%	1,000,000	1,238,207
Total			24,369,770
Special Property Tax 0.6%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,161,878
Tobacco 2.8%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	2,165,000	2,169,659
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement Asset-Backed Bonds
Series 2021
06/01/2038	4.000%	1,000,000	1,160,215
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,314,912
Total			5,644,786
Transportation 5.1%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,979,042
Revenue Bonds
BAN Series 2019D-1
09/01/2022	5.000%	2,000,000	2,046,273
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	832,070
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,383,879
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,256,850
Total			10,498,114
Turnpike / Bridge / Toll Road 6.0%
New York State Bridge Authority
Revenue Bonds
Series 2021A
01/01/2038	4.000%	200,000	233,650
01/01/2039	4.000%	275,000	320,532
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,043,185
01/01/2032	5.000%	1,000,000	1,100,801
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,135,492
Series 2019B
01/01/2036	5.000%	2,000,000	2,458,020
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,574,486
Revenue Bonds
Series 2020D
11/15/2037	4.000%	2,050,000	2,353,880
Total			12,220,046

6	Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.2%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	784,300
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2019AA
06/15/2032	5.000%	1,000,000	1,243,141
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	161,572
04/01/2028	5.000%	175,000	194,597
Total			2,383,610
Total Municipal Bonds (Cost $193,084,858)			200,767,173
Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(d)	200,211	200,191
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(d)	50,559	50,559
Total Money Market Funds (Cost $250,770)		250,750
Total Investments in Securities (Cost: $193,335,628)		201,017,923
Other Assets & Liabilities, Net		3,609,761
Net Assets		204,627,684

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $2,643,988, which represents 1.29% of total net assets.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2022	7

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1QT204_10_M01_(03/22)